Factoring Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Factoring Payable Abstract
Factoring Payable

Note 7 Factoring Payable

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the following factoring payable liabilities from iDoc (See Note 4 – Business Combination). Except as specifically set forth below, the factoring purchase agreements are not collateralized by a general security agreement over iDoc’s personal property and interests. No interest rate is associated with these factoring purchase transactions and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on future receipts generated by iDoc or the Company after the closing of the Business Combination.

1.	A Future Receipts Sale Agreement, which iDoc entered on June 21, 2023, pursuant to which iDoc sold $299,000 of future receipts for a net purchase price of $207,639 and under which iDoc authorized the factoring purchaser to collect $7,475 weekly. The factoring payable under the June 21, 2023, Future Receipt Sale Agreement was $41,726 and $59,527 on September 30, 2025 and December 31, 2024, respectively.
2.	A Future Receipts Sale Agreement, which iDoc entered on June 28, 2023, pursuant to which iDoc sold $140,000 of future receipts for a net purchase price of $100,000 and under which iDoc authorized the factoring purchaser to collect $5,000 weekly. The factoring payable under the June 28, 2023, Future Receipt Sale Agreement was $8,370 and $34,315 on September 30, 2025 and December 31, 2024, respectively.

3.	A Future Receipts Sale Agreement, which iDoc entered on October 13, 2023, pursuant to which iDoc sold $186,250 of future receipts for a net purchase price of $125,000 and under which iDoc authorized the factoring purchaser to collect $1,552 weekly. Furthermore, the agreement was not collateralized by a general security agreement over iDoc’s accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables, chattel paper, documents, equipment, general intangibles, instruments, and inventory. The factoring payable under the October 13, 2023, Future Receipt Sale Agreement was $74,600 and $85,166 on September 30, 2025 and December 31, 2024, respectively.

Note 8 Factoring Payable

As a result of the acquisition of iDoc on June 24, 2024, the Company assumed the following factoring payable liabilities from iDoc (see further Note 4 Business Combination). Except as specifically set forth below, the factoring purchase agreements are not collateralized by a general security agreement over iDoc’s personal property and interests. No interest rate is associated with these factoring purchase transactions and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on future receipts generated by iDoc or the Company after the Closing of the Business Combination.

(1).	A Future Receipts Sale Agreement, which iDoc entered on June 21, 2023, pursuant to which iDoc sold $299,000 total dollar amount of future receipts for a net purchase price of $207,639 and under which iDoc authorized the factoring purchaser to collect $7,475 weekly. The factoring payable under the June 21, 2023 Future Receipt Sale Agreement was $59,527 on December 31, 2024.

(2).	A Future Receipts Sale Agreement, which iDoc entered on June 28, 2023, pursuant to which iDoc sold $140,000 total dollar amount of future receipts for a net purchase price of $100,000 and under which iDoc authorized the factoring purchaser to collect $5,000 weekly. The factoring payable under the June 28, 2023 Future Receipt Sale Agreement was $34,315 on December 31, 2024.

(3).	A Future Receipts Sale Agreement, which iDoc entered on October 13, 2023, pursuant to which iDoc sold $186,250 total dollar amount of future receipts for a net purchase price of $125,000 and under which iDoc authorized the factoring purchaser to collect $1,552 weekly. Furthermore, the agreement was not collateralized by a general security agreement over iDoc’s accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables, chattel paper, documents, equipment, general intangibles, instruments, and inventory. The factoring payable under the October 13, 2023 Future Receipt Sale Agreement was $85,166 on December 31, 2024.

(4).	A Future Receipts Sale Agreement, which iDoc entered on October 13, 2023, pursuant to which iDoc sold $108,000 total dollar amount of future receipts for a net purchase price of $75,000 and under which iDoc authorized the factoring purchaser to collect $697 per day. The factoring payable under this October 13, 2023 Future Receipt Sale Agreement was fully repaid as of December 31, 2024.

(5).	A Future Receipts Sale Agreement, which iDoc entered on November 8, 2023, pursuant to which iDoc sold $111,000 total dollar amount of future receipts for a net purchase price of $75,000 and under which iDoc authorized the factoring purchaser to collect $1,387 daily. The factoring payable under this November 8, 2023 Future Receipt Sale Agreement was fully repaid as of December 31, 2024.

(6).	A Future Receipts Sale Agreement, which iDoc entered on December 20, 2023, pursuant to which iDoc sold $228,000 total dollar amount of future receipts for a net purchase price of $150,000 and under which iDoc authorized the factoring purchaser to collect $1,499 daily. The factoring payable under this December 20, 2023 Future Receipt Sale Agreement was fully repaid as of December 31, 2024.

(7).	A Future Receipts Sale Agreement, which iDoc entered on January 11, 2024, pursuant to which iDoc sold $53,200 total dollar amount of future receipts for a net purchase price of $31,500 and under which iDoc authorized the factoring purchaser to collect $2,500 weekly for twelve weeks and a $23,200 balloon collection on April 30, 2024. The agreement is collateralized with a security interest in all accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables of the Company. The factoring payable under this January 11, 2024 Future Receipt Sale Agreement was fully repaid as of December 31, 2024.